Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 318,445	$ 219,615	$ 5,658	$ 10,591	$ 554,309
Canada (CA)
Total			3,198		3,198
Canada (CA) | Government of Quebec, Ministry of Natural Resources and Forests
Total			3,198		3,198
Spain (ES)
Total	45,362		2,460		47,822
Spain (ES) | Deputacion da Coruna, Ministry of Public Finance
Total	17,289		1,699		18,988
Spain (ES) | Concello de Vicedo, Ministry of Public Finance
Total	28,073		$ 761		28,834
South Africa (ZA)
Total	273,083	219,615		10,591	503,389
South Africa (ZA) | Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust
Total	$ 273,083	$ 219,615		$ 10,591	$ 503,289